DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
Apr. 30, 2017
Minimum [Member] | Convertible Notes Payable [Member]
Risk-free interest rates	1.45%
Volatility	104.00%
Maximum [Member] | Convertible Notes Payable [Member]
Risk-free interest rates	2.13%
Volatility	110.00%
Warrants [Member]
Probability of future financing	100.00%